90146-P1 01/25

LEGG MASON PARTNERS VARIABLE INCOME TRUST

SUPPLEMENT DATED JANUARY 10, 2025

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

EACH DATED MAY 1, 2024 OF

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO (THE “FUND”)

Effective January 10, 2025, the following supersedes any and all disclosure to the contrary in the Fund’s Summary Prospectus, Prospectus and SAI:

The investment professionals primarily responsible for the day-to-day management of the Fund are Messrs. Michael C. Buchanan, Ryan Kohan, Ian R. Edmonds, Walter E. Kilcullen, and Christopher F. Kilpatrick.

Please retain this supplement for future reference.